Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments	Changes during 2024, 2023 and 2022 for the PSU awards under the 2024-2026, 2023-2025, 2022-2024 and
2021-2023 LTIPs were as follows:

	2024
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,579,529	€12.79	5,970,230	€12.64	1,255,057	€12.76
Granted	1,936,088	5.72	—	—	1,908,977	11.94
Vested	(2,426,156)	17.07	(2,426,155)	14.55	(606,651)	14.55
Canceled	(242)	5.65	—	—	(242)	12.15
Forfeited	(1,030,392)	10.22	(377,453)	11.39	(303,028)	11.84
Outstanding shares unvested at December 31	7,058,827	€9.76	3,166,622	€11.32	2,254,113	€11.71

	2024
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	4,339,381	€12.64	3,479,043	€12.83	417,386	€15.82
Granted	27,111	20.99	2,581,419	12.07	43,271	14.80
Vested	(485,154)	14.55	—	—	(137,746)	18.14
Canceled	(121,287)	14.55	(323)	12.15	(692)	15.82
Forfeited	(538,637)	12.63	(870,598)	12.64	(33,405)	17.26
Outstanding shares unvested at December 31	3,221,414	€12.35	5,189,541	€12.48	288,814	€14.39

	2023
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61
Granted	2,903,808	12.02	56,890	16.14	14,225	14.05
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(676,719)	12.43	(439,100)	12.43	(347,390)	12.59
Outstanding shares unvested at December 31	8,579,529	€12.79	5,970,230	€12.64	1,255,057	€12.76

	2023
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	1,587,998	€12.61	—	€—	—	€—
Granted	2,861,143	12.83	3,795,870	12.88	417,386	15.82
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(109,760)	12.43	(316,827)	12.83
Outstanding shares unvested at December 31	4,339,381	€12.64	3,479,043	€12.83	417,386	€15.82

	2022
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
Granted	3,803,956	10.38	3,803,956	11.29	950,992	11.29	950,986	11.29
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(209,121)	16.50	(209,121)	14.27	(52,286)	14.27	(52,273)	14.27
Outstanding shares unvested at December 31	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61	1,587,998	€12.61
Changes during 2024, 2023 and 2022 for the RSU awards under the 2024-2026, 2023-2025 and 2022-2024 LTIPs were as follows:

	2024		2023		2022
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	11,062,707	€12.67	8,824,943	€12.77	4,316,256	€14.62
Granted	2,944,677	11.62	3,419,898	12.41	5,186,760	11.45
Vested	(3,432,046)	14.68	(365,601)	15.26	(310,968)	16.11
Canceled	(539)	11.71	—		—	—
Forfeited	(1,204,010)	12.20	(816,533)	12.51	(367,105)	14.02
Outstanding shares unvested at December 31	9,370,789	€11.67	11,062,707	€12.67	8,824,943	€12.77
Changes during 2024, 2023 and 2022 for the Replacement Stellantis RSU awards from share-based payment plans issued by the former FCA Group were as follows:

	2024		2023		2022
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€9.95	9,722,133	€9.95	17,520,829	€11.08
Anti-dilution adjustment	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Vested	—	—	(9,597,921)	9.95	(6,923,401)	10.19
Canceled	—	—	—	—	—	—
Forfeited	—	—	(124,212)	—	(875,295)	10.05
Outstanding shares unvested at December 31	—	€—	—	€9.95	9,722,133	€9.95
Changes during 2024, 2023 and 2022 for the Replacement Stellantis RSU awards from share-based payment plans issued by former PSA were as follows:

	2024		2023		2022
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—	6,422,078	€6.71	11,573,960	€7.9
Anti-dilution adjustment	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Vested	—	—	(6,422,078)	6.71	(4,187,770)	8.78
Canceled	—	—	—	—	—	—
Forfeited	—	—	—	—	(964,112)	7.76
Outstanding shares unvested at December 31	—	€—	—	€—	6,422,078	€6.71

Disclosure of key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards	The key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards are summarized below:

	2024	2023	2022
Key assumptions	PSU TSR Awards Range
Grant date stock price	€12.40 - €15.49	€15.37 - €15.64	€12.51 - €13.33
Expected volatility	37%	34%	42%
Risk-free rate	2.51%	2.94%	0.4%
Expected dividend yields	10%	9%	5%